INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	$ 1,619	$ 1,960
Additions	38	41
Disposals and write offs	(3)	0
Divestment and reclassification to held for sale	(8)	0
Amortization	(100)	(104)
Currency translation	(34)	(236)
Other	2	(1)
Balance as of June 30	$ 1,514	$ 1,660